Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 91.5%
Consumer Discretionary - 2.2%
17,920 Polaris, Inc. $ 1,969,587
7,685 The Home Depot, Inc. 3,189,352
5,158,939
Consumer Staples - 8.3%
86,875 CVS Health Corp. 8,962,025
15,240 Thermo Fisher Scientific, Inc. 10,168,738
19,130,763
Financials - 22.9%
25,870 American Express Co. 4,232,332
35,775 Aon PLC, Class A 10,752,534
49,500 Berkshire Hathaway, Inc.,
Class B (a) 14,800,500
20,000 JPMorgan Chase & Co. 3,167,000
18,455 Mastercard, Inc., Class A 6,631,251
19,225 S&P Global, Inc. (a) 9,072,854
19,000 Visa, Inc., Class A 4,117,490
52,773,961
Health Care - 15.4%
36,735 AbbVie, Inc. 4,973,919
10,314 Amgen, Inc. 2,320,340
8,625 Danaher Corp. 2,837,711
25,730 Johnson & Johnson 4,401,631
26,785 Laboratory Corp. of America
Holdings (a) 8,416,115
38,760 Pfizer, Inc. 2,288,778
20,290 UnitedHealth Group, Inc. 10,188,421
35,426,915
Industrials - 4.9%
26,600 AMETEK, Inc. 3,911,264
29,640 Expeditors International of
Washington, Inc. 3,980,356
12,035 Honeywell International, Inc. 2,509,418
8,650 Otis Worldwide Corp. 753,155
11,154,193
Shares Security Description Value
Information Technology - 37.8%
11,220 Accenture PLC, Class A $ 4,651,251
6,125 Alphabet, Inc., Class A (a) 17,744,370
20,000 Broadcom, Inc. 13,308,200
10,260 Broadridge Financial Solutions,
Inc. 1,875,733
36,865 CDW Corp. 7,549,214
142,775 HP, Inc. 5,378,334
8,385 Lam Research Corp. 6,030,073
27,145 Meta Platforms, Inc., Class A (a) 9,130,221
23,215 Microsoft Corp. 7,807,669
22,625 NVIDIA Corp. 6,654,239
11,600 NXP Semiconductors NV 2,642,248
22,430 Texas Instruments, Inc. 4,227,382
86,998,934
Total Common Stock (Cost $117,696,326) 210,643,705
Shares Security Description Value
Exchange Traded Fund - 3.6%
50,000 Invesco S&P 500
Equal Weight ETF
(Cost $8,137,775) 8,137,500
Investments, at value - 95.1% (Cost
$125,834,101) $ 218,781,205
Other Assets & Liabilities, Net - 4.9% 11,359,181
Net Assets - 100.0% $ 230,140,386
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
2
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 218,781,205
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 218,781,205